Equity - Additional Information (Detail) - MXN ($) $ in Millions													12 Months Ended
	Nov. 05, 2019	Nov. 01, 2019	May 07, 2019	May 03, 2019	Nov. 06, 2018	Nov. 01, 2018	May 04, 2018	May 03, 2018	Nov. 03, 2017	Nov. 01, 2017	May 05, 2017	May 03, 2017	Dec. 31, 2019	Dec. 31, 2018	Mar. 22, 2019	Mar. 14, 2019	Mar. 16, 2018	Mar. 09, 2018	Dec. 31, 2017	Mar. 16, 2017
Disclosure of classes of share capital [line items]
Capital stock issued													3,578,226,270
Common stock outstanding													17,891,131,350	17,891,131,350
Fixed capital stock amounts													$ 300	$ 300
Description of variable capital amount													the variable capital may not exceed 10 times the minimum fixed capital stock amount.	the variable capital may not exceed 10 times the minimum fixed capital stock amount.
Reserve distributed as stock dividend													$ 596	$ 596
Total CUFIN balance amount													$ 225,589
Description for dividend payable													Dividends distributed to its stockholders who are individuals and foreign residents must withhold 10% for LISR purposes, which will be paid in Mexico.
Repurchased shares													$ 0	$ 0					$ 0
BD units [member]
Disclosure of classes of share capital [line items]
Capital stock issued													2,161,177,770
Common stock outstanding													10,805,888,850
B units [member]
Disclosure of classes of share capital [line items]
Capital stock issued													1,417,048,500
Common stock outstanding													7,085,242,500
Series B shares [member]
Disclosure of classes of share capital [line items]
Voting rights for common stock holder													unlimited
Minimum percentage for voting													51.00%
Series L shares [member]
Disclosure of classes of share capital [line items]
Voting rights for common stock holder													limited
Maximum percentage for voting right													25.00%
Series D shares [member]
Disclosure of classes of share capital [line items]
Voting rights for common stock holder													limited
Maximum percentage for voting right													49.00%
Sub series D-L shares [member]
Disclosure of classes of share capital [line items]
Maximum percentage for voting right													25.00%
Non cumulative premium [member]
Disclosure of classes of share capital [line items]
Dividend payable													125.00%
Top of range [member]
Disclosure of classes of share capital [line items]
Debt to earnings before interest, taxes, depreciation and amortization ratio													1.50%
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Dividend approved to be paid															$ 9,692		$ 9,220			$ 8,636
Percentage of dividend paid			50.00%	50.00%			50.00%	50.00%			50.00%	50.00%
Maximum reserve for share purchase	$ 7,000				$ 7,000				$ 7,000
Ordinary shares [member] | Non-controlling interest [member]
Disclosure of classes of share capital [line items]
Dividend approved to be paid		$ 3,925				$ 3,713				$ 3,622
Ordinary shares [member] | Coca Cola FEMSA [member]
Disclosure of classes of share capital [line items]
Dividend approved to be paid																$ 7,437		$ 7,038		$ 6,991
Percentage of dividend paid	50.00%	50.00%			50.00%	50.00%			50.00%	50.00%